Cash and stock-based compensation plans (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of vesting of restricted stock [Table Text Block]	Restricted stock vest on the grant’s date anniversary, as follows:
Year of Grant
2013	35% in the first and second year, 30% in the third year
2012	25% each year
2011	20% each year

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
A summary of the restricted stock granted to Directors is presented below:

		Weighted average
		grant date fair
	Shares	value
Outstanding at January 1, 2011	88,027	$13.07
Granted	25,541	18.07
Vested	(31,563)	13.14
Outstanding at December 31, 2011	82,005	14.59
Granted	32,317	22.09
Vested	(23,493)	14.35
Outstanding at December 31, 2012	90,829	17.32
Granted	28,500	25.00
Vested	(34,467)	16.84
Outstanding at December 31, 2013	84,862	$20.10
Expected to vest	84,862	$20.10

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
A summary of the status of the restricted stock units granted to certain Executives is presented below:

			Weighted
		Weighted	average
		average grant	remaining	Aggregate
		date fair	contractual	intrinsic value
	Stock units	value	term	(thousands)
Outstanding at January 1, 2011	222,710	$10.96
Granted	94,496	15.84
Forfeited	(20,931)	12.63
Vested	(69,865)	11.09
Outstanding at December 31, 2011	226,410	12.80
Granted	181,598	17.52
Forfeited	(54,367)	13.88
Vested	(85,249)	12.31
Outstanding at December 31, 2012	268,392	15.93
Granted	114,070	18.76
Forfeited	(15,223)	16.81
Vested	(124,490)	16.08		$1,067
Outstanding at December 31, 2013	242,749	$17.13	2.30 years	$2,643
Expected to vest	242,749	$17.13		$2,643

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of stock purchase options granted to certain Executives during 2012 and 2011 was estimated using a binomial option-pricing model, based on the following factors:

	2013	2012	2011
Weighted average fair value per option	-	$3.01	$2.92
Weighted average expected term, in years	-	5.50	5.50
Expected volatility	-	33.35%	30%
Risk-free rate	-	0.18% a 1.34%	2.52%
Expected dividend	-	5.30%	4.50%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock options granted is presented below:

			Weighted
			average	Aggregate
		Weighted	remaining	intrinsic
		average	contractual	value
	Options	exercise price	term	(thousands)
Outstanding at January 1, 2011	1,142,019	$12.39
Granted	72,053	17.81
Forfeited	(58,067)	12.16
Exercised	(240,439)	12.27
Outstanding at December 31, 2011	915,566	12.87
Granted	182,420	18.93
Forfeited	(231,639)	15.82
Exercised	(442,675)	12.90
Outstanding at December 31, 2012	423,672	13.83
Granted	-	-
Forfeited	(9,780)	18.18
Exercised	(226,147)	12.76
Outstanding at December 31, 2013	187,745	$14.90	3.65 years	$2,464
Exercisable	53,994	$11.58	1.12 years	$888
Expected to vest	133,751	$16.24	4.09 years	$1,576

Schedule Of Share-Based Compensation, Restricted Stock Granted To Directors [Table Text Block]
A summary of restricted stock granted to Directors is presented below:

		Weighted average
		grant date fair
	Shares	value
Non vested at January 1, 2011	8,917	$20.77
Granted	-	-
Vested	(5,399)	20.39
Non vested at December 31, 2011	3,518	21.35
Granted	-	-
Vested	(3,518)	$21.35
Non vested at December 31, 2012	-	$-

Share Options Granted To Directors and Certain Executives and Changes [Table Text Block]
A summary of the share options granted to Directors and certain Executives is presented below:

			Weighted
			average
			remaining	Aggregate
		Weighted average	contractual	intrinsic value
	Options	exercise price	term	(thousands)
Outstanding at January 1, 2011	207,706	$16.34
Forfeited	-	-
Exercised	(27,552)	16.34
Outstanding at December 31, 2011	180,154	16.34
Forfeited	-	-
Exercised	(130,350)	16.34
Outstanding at December 31, 2012	49,804	16.34
Forfeited	-	-
Exercised	(49,804)	16.34
Outstanding at December 31, 2013	-	$-	-	$-

Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity [Table Text Block]
A summary of the indexed stock purchase options is presented below:

			Weighted
			average
			remaining	Aggregate
		Weighted average	contractual	intrinsic value
	Options	exercise price	term	(thousands)
Outstanding at January 1, 2011	385,469	$17.98
Forfeited	-	-
Expired	(4,100)	11.87
Exercised	(55,433)	12.12
Outstanding at December 31, 2011	325,936	12.86
Forfeited	-	-
Expired	(3,542)	14.48
Exercised	(322,394)	16.41
Outstanding at December 31, 2012	-	$-	-	$-

Schedule Of Deferred Compensation Plan [Table Text Block]	A summary on changes is presented below:
	2013	2012	2011
Outstanding at beginning of year	534	1,812	17,746
Exercised	(534)	(1,278)	(15,934)
Outstanding at end of year	-	534	1,812